Other current receivables (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other current receivables [abstract]
Other receivables	SFr 0	SFr 17
Swiss VAT	234	209
Withholding tax	70	10
Total	SFr 304	SFr 236
Top of Range [Member]
Other current receivables [abstract]
Maturity period of assets	3 months